Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Composition of Financial Instruments by Currency

The composition of financial instruments by currency:

As of December 31, 2017:

	Dollars	NIS	Pound sterling	Euro & SEK	Total
	U.S. dollars in thousands
Assets:
Cash and cash equivalents	$4,781	$1,546	$187	$180	$6,694
Short term bank deposits	48,035	—	—	—	48,035
Trade receivables	2,000	—	—	—	2,000
Other current assets (except for prepaid expenses)	—	1,447	—	—	1,447

	54,816	2,993	187	180	58,176

Liabilities—
Accounts payable and accrued expenses	$4,492	$1,973	$45	$13	$6,523

Net assets	$50,324	$1,020	$142	$167	$51,653

As of December 31, 2016:

	Dollars	NIS	Pound sterling	Euro & SEK	Total
	U.S. dollars in thousands
Assets:
Cash and cash equivalents	$10,705	$768	$21	$91	$11,585
Short term bank deposits	33,669	—	—	—	33,669
Other current assets (except for prepaid expenses)	—	912	—	—	912

	44,374	1,680	21	91	46,166

Liabilities—
Accounts payable and accrued expenses	$3,297	$1,428	$40	$23	$4,788

Net assets (liabilities)	$41,077	$252	$(19)	$68	$41,378